PROPERTY, PLANT AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 7,050,577	$ 6,223,644	$ 6,054,199
Property Plant And Equipment Pledged For Short Term Loans	3,880,946	1,125,846
Property Plant And Equipment Pledged For Long Term Loans	35,113,985	39,651,261
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Accumulated Capitalized Interest Costs	$ 793,343	$ 418,715	$ 102,577